Debt - Future Principal Payment Requirements on Outstanding Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt, Fiscal Year Maturity [Abstract]
2025	$ 104,084
2026	94,189
2027	755,845
2028	73,756
2029	104,000
2030 and thereafter	190,500
Total payments	1,322,374
Discount on secured debt	(1,570)
Debt issuance costs, net	(3,369)
Total debt	$ 1,317,435	$ 1,087,401